Share Capital (Details) - Schedule of Assumptions in Calculating the Fair Value of Stock Options and Warrants - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital (Details) - Schedule of Assumptions in Calculating the Fair Value of Stock Options and Warrants [Line Items]
Risk-free interest rate	3.93%	3.93%
Expected life of warrants	5 years	3 years 8 months 8 days	5 years
Expected dividend yield
Volatility		132.78%
Weighted average fair value per warrant (in Dollars per share)		$ 4.69	$ 4.16
Minimum [Member]
Share Capital (Details) - Schedule of Assumptions in Calculating the Fair Value of Stock Options and Warrants [Line Items]
Risk-free interest rate		4.13%	2.14%
Expected life of warrants		2 years 21 days
Maximum [Member]
Share Capital (Details) - Schedule of Assumptions in Calculating the Fair Value of Stock Options and Warrants [Line Items]
Risk-free interest rate		4.49%	4.03%
Expected life of warrants		4 years 9 months 18 days